Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits
Schedule of provisions for employee benefits

Classes of benefits and expenses by employee	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Current
Profit sharing and bonuses	—	2,270
Performance bonus and operational targets	23,946	33,106
Total	23,946	35,376
Non-current
Profit sharing and bonuses	18,428	8,973
Severance indemnity payments	43,578	34,899
Total	62,006	43,872

Schedule of post employment benefit obligations

Reconciliation Changes in the benefit obligation	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Benefit obligation at the beginning of the year	279	9,550	9,864
Current cost of service	—	—	—
Interest cost	12	255	240
Actuarial loss	180	(1,357)	(135)
Settlement	—	(7,739)	—
Benefits paid	(185)	(430)	(419)
Total	286	279	9,550

Reconciliation Changes in plan assets	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Fair value of plan assets at the start of the year	4,982	13,497	12,888
Real return (loss) in the plan assets	584	(346)	1,028
Benefits paid	(185)	(430)	(419)
Settlement	—	(7,739)	—
Fair value of plan assets at the end of the year	5,381	4,982	13,497
Non-current-assets	5,095	4,703	3,947
Elements not yet recognized as components of the cost of periodic net pensions:
Net actuarial income at the beginning of the year	59	1,039	192
Settlement	—	(1,627)	—
Gain	190	647	847
Adjustment to recognize the minimum pension obligation	249	59	1,039

Cost of service or benefits received during the year	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Financial cost	12	255	240
Real loss in plan assets	(214)	(363)	(316)
Settlement	—	(1,627)	—
Net periodic pension expenses	(202)	(1,735)	(76)

Schedule of staff severance indemnities
As of December 31, 2023, and 2022, severance indemnities calculated at the actuarial value are as follows:

Staff severance indemnities	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Opening balance	(34,899)	(27,099)	(32,199)
Current cost of service	(4,624)	(4,204)	(4,978)
Interest cost	(2,236)	(1,928)	(1,303)
Actuarial gain loss	(5,947)	(5,305)	3,999
Exchange rate difference	769	551	4,971
Benefits paid during the year	3,359	3,086	2,411
Total	(43,578)	(34,899)	(27,099)

Schedule of employee Actuarial assumption rate
The liability recorded for staff severance indemnity is valued at the actuarial value method, using the following actuarial assumptions:

Actuarial assumptions	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021	Annual/Years
Mortality rate	RV - 2020/CB - 2020	RV - 2014	RV - 2014
Discount interest rate	5.32%	5.12%	5.67%
Inflation rate	3.00%	3.41%	3.20%
Voluntary retirement rate:
Men	3.82%	6.49%	6.49%	Annual
Women	3.82%	6.49%	6.49%	Annual
Salary increase	4.01%	3.00%	3.00%	Annual
Retirement age:
Men	65	65	65	Years
Women	60	60	60	Years

Schedule of sensitivity analysis of assumptions
As of December 31, 2023, 2022 and 2021, the Company has conducted a sensitivity analysis of the main assumptions of the actuarial calculation, determining the following:

Sensitivity analysis as of December 31, 2023	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(2,575)	2,898
Employee turnover rate	(338)	378

Sensitivity analysis as of December 31, 2022	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(2,090)	2,352
Employee turnover rate	(274)	307

Sensitivity analysis as of December 31, 2021	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(1,614)	1,817
Employee turnover rate	(212)	237